Note 15 - Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2026
Notes Tables
Segment Reporting [Table Text Block]
	Digital assets	E-commerce	Client referral services	Total

Revenue from external customers	90	119	289	498

Less: cost of revenue
Maintenance and support fees to hosting facilities	(61)	-	-	(61)
Depreciation of digital asset mining equipment	(62)	-	-	(62)
Cost of inventory	-	(56)	-	(56)
Fulfillment and warehouse fees	-	(30)	-	(30)
Cost of packing and preparation	-	(5)	-	(5)

Segment gross (loss)/profit	(33)	28	289	284